Leases	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Leases

Note 18 – Leases

As of June 30, 2022 (Unaudited), December 31, 2021 and 2020, the Company has leased one office which were classified as operating leases. In addition, the Company had two office equipment leases which were classified as finance lease.

The Company occupies various offices under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 5.25%, which is determined using an incremental borrowing rate with similar term in Singapore.

As of June 30, 2022, the weighted average remaining lease terms of the Company’s operating lease and finance leases are 0.75 years (Unaudited) and 2.51 years (Unaudited), respectively.

Operating and finance lease expenses consist of the following:

		For the Six Months Ended
		June 30,	June 30,
	Classification	2022	2021
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$32,655	$29,895
Lease expenses – short-term	General and administrative	75,736	72,906
Finance lease cost
Amortization of leased asset	General and administrative	4,014	4,111
Interest on lease liabilities	Other expense -Interest expenses	686	867
Total lease expenses		$113,091	$107,779

		For the Years Ended
		December 31,	December 31,
	Classification	2021	2020

Operating lease cost
Lease expenses	General and administrative	$62,810	$61,262
Lease expenses – short-term	General and administrative	143,589	96,575
Finance lease cost
Amortization of leased asset	General and administrative	8,153	7,949
Interest on lease liabilities	Other expense -Interest expenses	1,639	1,903
Total lease expenses		$216,191	$167,689

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of	As of
	June 30, 2022	December 31, 2021	December 31, 2020
	(Unaudited)
Weighted-average remaining term
Operating lease	0.75 year	1.25 years	0.25 years
Finance leases	2.50 years	3.00 years	4.00 years
Weighted-average discount rate
Operating lease	5.25%	5.25%	5.25%
Finance leases	5.25%	5.25%	5.25%

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2022 (Unaudited):

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending June 30, 2023	$48,126	$7,949	$56,075
Twelve months ending June 30, 2024	-	7,654	7,654
Twelve months ending June 30, 2025	-	11,241	11,241
Total lease payments	48,126	26,844	74,970
Less: discount	(1,013)	(2,102)	(3,115)
Present value of lease liabilities	$47,113	$24,742	$71,855

As of June 30, 2022, the Company minimum short term lease payments to be due within one year amounted to $85,509 (Unaudited).

Note 17 – Leases

As of September 30, 2022 (Unaudited) and December 31, 2021, the Company has leased two offices, one office and one office, respectively, which were classified as operating leases. In addition, the Company had two office equipment leases which were classified as finance lease.

The Company occupies various offices under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 5.25%, which is determined using an incremental borrowing rate with similar term in Singapore.

As of September 30, 2022, the weighted average remaining lease terms of the Company’s operating lease and finance leases are 0.87 years (Unaudited) and 2.25 years (Unaudited), respectively.

Operating and finance lease expenses consist of the following:

		For the Nine Months Ended
	Classification	September 30, 2022	September 30, 2021
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$67,095	$46,386
Lease expenses – short-term	General and administrative	118,405	118,224
Finance lease cost
Amortization of leased asset	General and administrative	5,973	6,136
Interest on lease liabilities	Other expense -Interest expenses	990	1,263
Total lease expenses		$192,463	$172,009

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	September 30, 2022	December 31, 2021
	(Unaudited)
Weighted-average remaining term
Operating lease	0.87 year	1.25 years
Finance leases	2.25 years	3.00 years
Weighted-average discount rate
Operating lease	5.25%	5.25%
Finance leases	5.25%	5.25%

The following table sets forth the Company’s minimum lease payments in future periods as of September 30, 2022 (Unaudited):

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending September 30, 2023	$69,923	$7,622	$77,545
Twelve months ending September 30, 2024	9,614	7,407	17,021
Twelve months ending September 30, 2025	-	9,027	9,027
Total lease payments	79,537	24,056	103,593
Less: discount	(2,063)	(1,737)	(3,800)
Present value of lease liabilities	$77,474	$22,319	$99,793

As of September 30, 2022, the Company minimum short term lease payments to be due within one year amounted to $66,032 (Unaudited).